Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 86,218,517	$ 42,273,000
Receivable from related party	104,476
Trade and other receivables	4,726,758	3,029,284
Claims receivable	136,867	32,835
Inventories (Note 4)	2,461,093	3,152,407
Advances and prepayments	715,444	435,226
Restricted cash	3,521,902	7,340,655
Total current assets	97,885,057	56,263,407
Non current assets
Advances for vessels under construction and acquisitions (Note 5)	70,577,435	19,321,045
Vessels, net (Note 6)	677,022,902	634,634,671
Other receivables	582,765	224,422
Restricted cash	2,300,000	1,300,000
Deferred finance charges, net of accumulated amortization of $1,786,158 and $2,212,091 (Note 7)	2,616,584	1,295,486
Total non current assets	753,099,686	656,775,624
Total assets	850,984,743	713,039,031
Current liabilities
Payable to related party (Note 3)	5,941,043	7,288,899
Trade accounts payable	7,973,097	5,927,526
Accrued liabilities (Note 8)	2,880,377	2,855,170
Customer deposits		280,000
Deferred income (Note 9)	4,735,350	3,129,671
Fair value of derivatives (Note 11)	277,212	539,904
Current portion of long-term debt (Note 10)	41,263,165	35,787,544
Total current liabilities	63,070,244	55,808,714
Non current liabilities
Fair value of derivatives (Note 11)	2,955,755	5,409,337
Other non current liabilities	758,844	222,770
Long-term debt (Note 10)	311,605,457	309,564,768
Total non current liabilities	315,320,056	315,196,875
Total liabilities	378,390,300	371,005,589
Capital stock
5,000,000 preferred shares authorized and zero outstanding with a par value of $0.01 per share, 100,000,000 common shares authorized 21,179,642 shares issued and 20,627,329 shares outstanding at December 31, 2012 and 32,679,642 shares issued and 32,127,329 shares outstanding at December 31, 2013 with a par value of $0.01 per share (Note 12)	321,273	206,273
Additional paid-in capital (Note 12)	385,088,821	275,792,164
Retained earnings	87,233,820	66,016,627
Accumulated other comprehensive income/(loss)	(49,471)	18,378
Total stockholders’ equity	472,594,443	342,033,442
Total liabilities and stockholders’ equity	$ 850,984,743	$ 713,039,031